Debt - Commercial Paper (Details) - USD ($) $ in Millions	Apr. 04, 2024	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Commercial paper		$ 0	$ 0
Commercial Paper
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,000
Credit agreement term (in years)	397 days